Note 6 - Long-term Debt - Debt Repayment Requirements (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
2022	$ 4,500
2023	4,000
2024	4,000
2025	4,000
2026	81,869
Thereafter	216
Total	$ 98,585	$ 217,581